NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 2,539,858		$ 2,067,204	$ 1,248,682
Marketing and branding	461,594		548,348	1,163,495
Processing and servicing costs (Note 23)	375,904	$ 48,126	373,840	257,003
Brokerage commission and handling charge expenses (Note 21)	249,567	$ 31,951	329,789	572,159
Rental and other related expenses	157,898		119,854	106,459
Professional services	69,324		135,167	59,697
Depreciation and amortization	60,849		54,714	36,435
Others	175,182		123,706	111,675
Total	$ 4,090,176		$ 3,752,622	$ 3,555,605